Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
Depreciation is provided on a straight-line basis over the estimated useful lives of the assets described below (in years). The Company periodically reviews the estimated useful lives of its PP&E and, where appropriate, changes are made prospectively.

Land improvements	25
Buildings and Building Improvements	25 – 40
Machinery and Equipment	3 – 18

	2017	2016
Buildings and improvements	$1,214	$1,001
Machinery and equipment	5,131	4,628
Land and improvements	204	168
Construction in progress	369	406
	6,918	6,203
Less: accumulated depreciation and amortization	(3,679)	(3,383)
	$3,239	$2,820